Evaluation of Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Evaluation of Subsequent Events

The Company evaluated all subsequent events after the balance sheet date through August 25, 2016, the date the financial statements were available to be issued, and concluded there were no events or transactions occurring during this period that required recognition or disclosure in the financial statements other than that mentioned above.

The Company evaluated all subsequent events after the balance sheet date through May 5, 2016, the date the financial statements were available to be issued, and concluded there were no events or transactions occurring during this period that required recognition or disclosure in the financial statements.